Condensed Consolidated Statement of Operations - Other Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Loss on disposal of discontinued operation	$ 789,425	$ 789,425	$ 789,425	$ 789,425